Condensed Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Previously Reported	Capital	Capital Previously Reported	Share premium	Share premium Previously Reported	Equity instruments issued (not capital)	Equity instruments issued (not capital) Previously Reported	Other equity instruments	Other equity instruments Previously Reported	Accumulated retained earnings	Accumulated retained earnings Previously Reported	Revaluation reserves	Revaluation reserves Previously Reported	Other reserves	Other reserves Previously Reported	(-) Own shares	(-) Own shares Previously Reported	Profit Attributable to shareholders of the parent	Profit Attributable to shareholders of the parent Previously Reported	(-) Interim dividends	(-) Interim dividends Previously Reported	Other comprehensive income	Other comprehensive income Previously Reported	Other comprehensive income non-controlling interests	Other comprehensive income non-controlling interests Previously Reported	Other elements, non-controlling interest	Other elements, non-controlling interest Previously Reported	Non-controlling interest, other elements
Equity at beginning of period at Dec. 31, 2019	€ 110,659	€ 110,659	€ 8,309	€ 8,309	€ 52,446	€ 52,446	€ 598	€ 598	€ 146	€ 146	€ 61,028	€ 61,028	€ 0	€ 0	€ (3,110)	€ (3,110)	€ (31)	€ (31)	€ 6,515	€ 6,515	€ (1,662)	€ (1,662)	€ (24,168)	€ (24,168)	€ (982)	€ (982)	€ 11,570	€ 11,570
Total recognized income and expense	(17,522)																		(10,798)				(6,469)		(715)		460
Other changes in equity	(1,278)						13		26		6,566				(598)		(34)		(6,515)		0						(736)
Dividends recognised as distributions to non-controlling interests																											(279)
Dividends recognised as distributions to owners	(279)										0
Purchase of equity instruments	(454)																(454)
Disposal of equity instruments	421														1		420
Transfers between equity items	0										6,566				(51)				(6,515)		0
Increases or ( ) decreases due to business combinations	4																										4
Share-based payment	(56)								(56)
Other increases or ( ) decreases of the equity	(914)						13		82						(548)												(461)
Equity at end of period at Jun. 30, 2020	91,859		8,309		52,446		611		172		67,594		0		(3,708)		(65)		(10,798)		(1,662)		(30,637)		(1,697)		11,294
Equity at beginning of period at Dec. 31, 2019	110,659	110,659	8,309	8,309	52,446	52,446	598	598	146	146	61,028	61,028	0	0	(3,110)	(3,110)	(31)	(31)	6,515	6,515	(1,662)	(1,662)	(24,168)	(24,168)	(982)	(982)	11,570	11,570
Total recognized income and expense	(3,557)
Equity at end of period at Dec. 31, 2020	91,322	€ 91,322	8,670	€ 8,670	52,013	€ 52,013	627	€ 627	163	€ 163	65,583	€ 65,583	0	€ 0	(3,596)	€ (3,596)	(69)	€ (69)	(8,771)	€ (8,771)	0	€ 0	(33,144)	€ (33,144)	(1,800)	€ (1,800)	11,646	€ 11,646
Total recognized income and expense	5,386																		3,675				963		(17)		765
Other changes in equity	(963)				(4,034)		14		2		(5,303)				(166)		(27)		8,771								(220)
Issue of equity	17																												€ 17
Dividends recognised as distributions to non-controlling interests																											(347)
Dividends recognised as distributions to owners	(824)				(477)
Purchase of equity instruments	(404)																(404)
Disposal of equity instruments	384														7		377
Transfers between equity items	0				(3,557)						(5,303)				89				8,771
Increases or ( ) decreases due to business combinations	0																										0
Share-based payment	(48)								(48)
Other increases or ( ) decreases of the equity	(88)						14		50						(262)												110
Equity at end of period at Jun. 30, 2021	€ 95,745		€ 8,670		€ 47,979		€ 641		€ 165		€ 60,280		€ 0		€ (3,762)		€ (96)		€ 3,675		€ 0		€ (32,181)		€ (1,817)		€ 12,191